Debentures - Schedule of Debentures (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Face value [Member]
Schedule of Debentures [Line items]
Debentures	€ 254,858	€ 198,421
Less current maturities	40,434	37,719
Total long-term debentures	214,424	160,702
Carrying amount [Member]
Schedule of Debentures [Line items]
Debentures	249,177	191,529
Less current maturities	39,803	35,706
Total long-term debentures	€ 209,374	€ 155,823